Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Due To Uncertainity In Timing Of Deductibility	$ 3.5
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at end of year	$ 3.5
Scenario, Forecast [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits anticipated to result in a decrease of unrecognized tax benefits with 12 months of the balance sheet date, minimum		$ 0.0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits anticipated to result in a decrease of unrecognized tax benefits with 12 months of balance sheet, maximum		$ 3.0